Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Exchange Rates	The exchange rates as of December 31, 2023 and June 30, 2023 and for the periods ended December 31, 2023 and 2022 are as follows:
	December 31,	June 30,	For the Six Months Ended December 31,
	2023	2023	2023	2022
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	7.0827	7.2258	7.1592	6.9531

Schedule of Estimated Useful Lives	Estimated useful lives are as follows, taking into account the assets’ estimated residual value:
Category	Estimated useful lives
Office equipment	3 years
Furniture and fixtures	3 – 5 years

Schedule of Disaggregated Revenue	The following table summarized disaggregated revenue for the six months ended December 31, 2023 and 2022:
	For the six months ended December 31,
	2023	2022
	(Unaudited)	(Unaudited)
Digital promotion services	$19,010,864	$43,090,992
Risk-assessment services	6,015,914	9,032,437
Value-added services	4,257,440	4,351,692
Total	$29,284,218	$56,475,121